Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment Customers shares	Dec. 31, 2023 USD ($) Customers	Jul. 01, 2024 shares
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Segment reporting, codm, profit (loss) measure, how used, description	The financial measure regularly provided to the CODM that is most consistent with GAAP is net income (loss), as presented in our Financial Statements. The measure of segment assets is reported on the balance sheet as total assets.
Accounts receivable, allowance for credit loss, recovery	$ 0	$ 0
Transfers between the fair value hierarchy levels	0	0
Offering costs included in shareholders, and member's equity	10,400,000
Deferred offering costs		3,700,000
Accrued deferred offering costs	500,000	2,000,000
Impairment of long-lived assets	$ 0	$ 0
ASU 2023-07 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, immaterial effect	true
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Dec. 15, 2024
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, immaterial effect	true
Change in accounting principle, accounting standards update, adopted	true
Customer [Member] | Accounts Receivable [Member] | Three Customer [Member]
Significant Accounting Policies [Line Items]
Number of customers | Customers	3	3
Customer [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Revenue percentage	19.00%	14.00%
Customer [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Revenue percentage	15.00%	13.00%
Customer [Member] | Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Revenue percentage	14.00%	10.00%
A&R LLC Agreement [Member] | Incentive Units [Member]
Significant Accounting Policies [Line Items]
Authorized incentive units | shares			31,000
Long Term Incentive Plan
Significant Accounting Policies [Line Items]
Percentage of increase by shares outstanding	5.00%
Long Term Incentive Plan | Class A Shares
Significant Accounting Policies [Line Items]
Shares reserved and available for delivery | shares	3,600,000